Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
3.
FAIR VALUE MEASUREMENTS

The Plan performs fair value measurements in accordance with FASB ASC 820. ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at their fair values, the Plan considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the assets or liabilities, such as inherent risk, transfer restrictions, and risk of nonperformance.

ASC 820 establishes a fair value hierarchy that requires the Plan to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An asset’s or a liability’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value:

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Level 1: quoted prices in active markets for identical assets or liabilities;
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Level 2: inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or
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Level 3: unobservable inputs that are supported by little or no market activity and that are significant to the fair values of the assets or liabilities.

Investments Measured at Fair Value on a Recurring Basis

Investments measured at fair value on a recurring basis consisted of the following types of instruments (Level 1 and 2 inputs are defined above):

	December 31, 2025			December 31, 2024
	Fair Value Measurements Using Input Types			Fair Value Measurements Using Input Types
(in thousands)	Level 1	Level 2	Total	Level 1	Level 2	Total
Money market funds	$555,037	$—	$555,037	$528,555	$—	$528,555
Oracle Corporation and other common stock	4,346,163	—	4,346,163	3,852,571	—	3,852,571
Mutual funds	4,517,225	—	4,517,225	4,126,907	—	4,126,907
Certificates of deposit and other	63,122	88,365	151,487	138,098	13,786	151,884
Total investments measured at fair value	$9,481,547	$88,365	$9,569,912	$8,646,131	$13,786	$8,659,917
Common/collective trust funds measured at net asset value			24,169,892			21,066,930
Total investments			$33,739,804			$29,726,847

The Plan consists of various investments, such as money market funds, common stock, mutual funds, common/collective trust funds, certificates of deposit and other. Our valuation techniques used to measure the fair values for instruments that were classified as Level 1 in the table above were derived from quoted market prices as substantially all of these instruments have active markets. Our valuation techniques used to measure the fair values of Level 2 instruments listed in the table above were derived from the following: non-binding market consensus prices that were corroborated by observable market data, quoted market prices for similar instruments, or pricing models, such as discounted cash flow techniques, with all significant inputs derived from or corroborated by observable market data including reference rate yield curves, among others, and may include adjustments for certain risks that may not be observable, such as credit and liquidity risks. A description of the valuation techniques used to measure the fair values of common/collective trust funds and separately-managed account fund investments with significant balances as of December 31, 2025 and 2024 is included in Note 4 below. Redemption for common/collective trust funds is permitted daily with no restrictions and same-day or one-day notice periods and there are no unfunded commitments.